Financial Instruments and Concentration of Risks (Details 3) - Currency risk [member] - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Change in US Dollar Exchange Rate #1 [Member]
IfrsStatementLineItems [Line Items]
Percentage change in US Dollar	500.00%
Increase In total loss from a change in % in the US Exchange Rate ($)	$ (3,323)	$ (3,041)
Decrease In total loss from a change in % in the US Exchange Rate ($)	$ 3,323	3,041
Change in US Dollar Exchange Rate #2 [Member]
IfrsStatementLineItems [Line Items]
Percentage change in US Dollar	1000.00%
Increase In total loss from a change in % in the US Exchange Rate ($)	$ (6,646)	(6,082)
Decrease In total loss from a change in % in the US Exchange Rate ($)	$ 6,646	6,082
Change in US Dollar Exchange Rate #3 [Member]
IfrsStatementLineItems [Line Items]
Percentage change in US Dollar	1500.00%
Increase In total loss from a change in % in the US Exchange Rate ($)	$ (9,969)	(9,123)
Decrease In total loss from a change in % in the US Exchange Rate ($)	$ 9,969	$ 9,123